UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2015

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV U.S. Managed Volatility Fund, the benchmark S&P 500 Index and the MSCI USA Minimum Volatility Index for the trailing 6-month period and since inception (June 25, 2014) as of April 30, 2015 were as follows:

	6 Months Ended 4/30/15	Since Inception
LSV U.S. Managed Volatility Fund, Institutional Class	4.50%	9.62%
Benchmark:
S&P 500 Index	4.40	8.23
Volatility Index:
MSCI USA Minimum Volatility Index	5.13	11.43

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

The objective of the LSV U.S. Managed Volatility Fund is to outperform the S&P 500 Index with a target volatility ratio of 0.80. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

LSV’s U.S. Managed Volatility Fund is designed to provide a cushion in down market periods and since inception of the strategy, the down market capture has been 63%. In the short period since the Fund’s inception since June 25, 2014, low volatility equity strategies have performed well relative to the broad market indices and are now trading at premiums relative to the market and their history. However, given LSV’s emphasis on attractive valuations, the LSV U.S. Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market.

Not surprisingly, LSV’s deep value exposure relative to the benchmark detracted from results during the trailing 6-month period. However, stock selection was quite strong. Fund holdings performed particularly well in the Telecommunications and Industrials sectors. Underweight exposure to the Technology sector contributed positively but this was offset by the negative impact of an overweight to Financials. Overall sector allocations had no impact. Relative to the weight in the S&P 500 Index, the Fund is overweight to Utilities, Telecommunications and Technology and underweight to Financials and Energy. From an industry perspective, the Fund is overweight Insurance, Electric Utilities and IT Services and underweight Banks and Oil & Gas.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid cap equity universe.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) , with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2015	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV U.S. Managed Volatility Fund	Shares	Value (000)

Common Stock (99.2%)
Aerospace & Defense (4.1%)
Boeing	1,100	$158
L-3 Communications Holdings, Cl 3	900	103
Northrop Grumman	1,900	293
Orbital ATK	900	66
Raytheon	2,100	218

		838

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,200	108

Agricultural Products (1.4%)
Bunge	2,000	173
Fresh Del Monte Produce	2,800	103

		276

Air Freight & Logistics (0.6%)
FedEx	800	136

Aircraft (0.9%)
Lockheed Martin	1,000	186

Application Software (2.1%)
Amdocs	5,800	319
Synopsys*	2,500	117

		436

Automotive (0.6%)
Toyota Motor ADR	900	125

Automotive Retail (1.0%)
AutoZone*	300	202

Banks (6.7%)
Bank of Montreal	3,100	203
Canadian Imperial Bank of Commerce	2,500	201
CIT Group	2,800	126
National Bank of Canada	4,700	190

	Shares	Value (000)

Banks (continued)
PNC Financial Services Group	1,500	$138
Royal Bank of Canada	1,600	106
Toronto-Dominion Bank	4,600	212
Wells Fargo	3,600	198

		1,374

Biotechnology (0.7%)
Amgen	900	142

Cable & Satellite (1.1%)
DIRECTV*	2,500	227

Commercial Services (0.7%)
Western Union	7,500	152

Computers & Peripherals (0.6%)
Canon ADR	3,200	114

Computers & Services (2.7%)
Apple	2,400	301
Microsoft	2,800	136
Oracle	2,800	122

		559

Consumer Products (0.4%)
Vista Outdoor*	1,800	79

Drug Retail (0.6%)
CVS Health	1,300	129

Electrical Services (12.5%)
Ameren	2,800	115
American Electric Power	3,400	193
Avista	2,800	91
Consolidated Edison	3,900	240
Edison International	3,200	195
Empire District Electric	4,700	111
Entergy	3,300	255
Exelon	8,400	286
FirstEnergy	6,300	226
Portland General Electric	3,700	130
Public Service Enterprise Group	6,600	274
SCANA	4,300	228
Westar Energy, Cl A	2,800	105
Xcel Energy	3,700	126

		2,575

Engineering (0.4%)
Magna International	1,600	81

Environmental & Facilities Services (1.1%)
Republic Services, Cl A	5,500	223

Food, Beverage & Tobacco (3.8%)
Altria Group	2,800	140
ConAgra Foods	8,400	304
Kellogg	3,100	196
Sanderson Farms	1,800	135

		775

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)

General Merchandise Stores (2.1%)
Canadian Tire, Cl A	2,500	$265
Target	2,200	173

		438

Health Care Equipment (1.4%)
Baxter International	4,300	296

Health Care Services (1.2%)
Quest Diagnostics	3,400	243

Homefurnishing Retail (0.4%)
Bed Bath & Beyond*	1,100	77

Insurance (12.0%)
Aetna	2,700	289
Allied World Assurance Holdings	5,700	234
Allstate	3,100	216
American Financial Group	2,400	152
Anthem	2,300	347
Axis Capital Holdings	3,800	198
Chubb	2,800	275
Travelers	3,500	354
UnitedHealth Group	2,500	278
WR Berkley	2,800	137

		2,480

IT Consulting & Other Services (1.6%)
International Business Machines	1,900	325

Machinery (1.4%)
Deere	3,100	281

Media (1.1%)
Shaw Communications, Cl B	9,800	224

Metal & Glass Containers (0.7%)
Ball	1,900	140

Mortgage REIT’s (1.8%)
Annaly Capital Management	14,000	141
Capstead Mortgage	8,500	99
Starwood Property Trust	5,700	137

		377

Office REIT’s (0.6%)
Piedmont Office Realty Trust, Cl A	7,600	133

Paper Packaging (1.2%)
Bemis	2,800	126
Sonoco Products	2,800	125

		251

Petroleum & Fuel Products (4.2%)
California Resources	440	4
Chevron	2,200	244
ConocoPhillips	2,700	183
Exxon Mobil	2,800	245

	Shares	Value (000)

Petroleum & Fuel Products (continued)
Occidental Petroleum	1,100	$88
Royal Dutch Shell ADR, Cl A	1,400	89

		853

Pharmaceuticals (6.4%)
GlaxoSmithKline ADR	4,300	198
Johnson & Johnson	3,800	377
Pfizer	15,300	519
Teva Pharmaceutical Industries ADR	3,700	224

		1,318

Reinsurance (4.4%)
Everest Re Group	1,400	250
PartnerRe	2,100	269
RenaissanceRe Holdings	1,100	113
Validus Holdings	6,500	272

		904

Retail (5.6%)
Kohl’s	5,000	358
Kroger	3,700	255
Metro, Cl A	11,100	321
Wal-Mart Stores	3,000	234

		1,168

Semi-Conductors/Instruments (1.5%)
Intel	9,300	303

Telephones & Telecommunications (6.2%)
AT&T	6,100	212
Cisco Systems	9,500	274
Nippon Telegraph & Telephone ADR	7,400	249
QUALCOMM	3,100	211
Verizon Communications	6,600	333

		1,279

Wireless Telecommunication Services (2.9%)
China Mobile ADR	3,100	221
Rogers Communications, Cl B	3,600	129
SK Telecom ADR	8,300	246

		596

Total Common Stock
(Cost $19,766)		20,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Face Amount	Value (000)

Repurchase Agreement (0.5%)
Morgan Stanley 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $111 (collateralized by a US Treasury Note, par value $110, 2.125%, 08/15/21; with a total market value of $114)	$111	$111

Total Repurchase Agreement
(Cost $111)		111

Total Investments — 99.7%
(Cost $19,877)		$20,534

Percentages are based on Net Assets of $20,600 (000).

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,423	$—	$—	$20,423
Repurchase Agreement	—	111	—	111
Total Investments in Securities	$20,423	$111	$—	$20,534

For the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note

2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund
Assets:
Investments at Value (Cost $19,877)	$20,534
Foreign Currency, at Value	19
Dividend and Interest Receivable	17
Receivable due from Investment Adviser	4
Deferred Offering Costs (See Note 2)	7
Prepaid Expenses	25
Total Assets	20,606
Liabilities:
Payable due to Administrator	1
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	5
Total Liabilities	6
Net Assets	$20,600

Net Assets Consist of:
Paid-in Capital	$19,791
Undistributed Net Investment Income	104
Accumulated Net Realized Gain on Investments	47
Net Unrealized Appreciation on Investments	657
Net Unrealized Appreciation on Foreign Currency Translation	1
Net Assets	$20,600

Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($20,396 ÷ 1,869,261 shares)(1)	$10.91

Net Asset Value, Offering and Redemption Price Per Share — Investor Shares ($204 ÷ 18,708 shares)(1)	$10.90

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund
Investment Income:
Dividend Income	$242
Foreign Taxes Withheld	(7)
Total Investment Income	235
Expenses:
Investment Advisory Fees	43
Administration Fees	7
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	26
Offering Costs	24
Custodian Fees	6
Registration and Filing Fees	3
Printing Fees	1
Professional Fees	1
Insurance and Other Fees	1
Total Expenses	112
Less: Waiver of Investment Advisory Fees	(43)
Less: Reimbursement of Expenses from Investment Adviser	(16)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	53
Net Investment Income	182
Net Realized Gain on Investments	47
Net Change in Unrealized Appreciation (Depreciation) on Investments	578
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	1
Net Realized and Unrealized Gain on Investments	626
Net Increase in Net Assets Resulting from Operations	$808

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV U.S. Managed Volatility Fund
	11/1/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Operations:
Net Investment Income	$182	$14
Net Realized Gain on Investments	47	6
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	579	79
Net Increase in Net Assets Resulting from Operations	808	99
Dividends and Distributions From:
Net Investment Income:
Institutional Class	(91)	—
Investor Class	(1)	—
Net Realized Gain:
Institutional Class	(6)	—
Investor Class	—	—
Total Dividends and Distributions	(98)	—
Capital Share Transactions:
Institutional Class:
Issued	17,500	2,000
Reinvestment of Dividends and Distributions	97	—
Net Increase from Institutional Class Capital Share Transactions	17,597	2,000
Investor Class:
Issued	197	36
Reinvestment of Dividends and Distributions	1	—
Redeemed	(39)	(1)
Net Increase from Investor Class Capital Share Transactions	159	35
Net Increase in Net Assets Derived from Capital Share Transactions	17,756	2,035
Total Increase in Net Assets	18,466	2,134
Net Assets:
Beginning of Period	2,134	—
End of Period (including undistributed net investment income of $104 and $14, respectively)	$20,600	$2,134

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV U.S. Managed Volatility Fund
	11/01/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Share Transactions:
Institutional Class:
Issued	1,660	200
Reinvestment of Dividends and Distributions	9	—
Redeemed	—	—
Total Investor Class Share Transactions	1,669	200
Share Transactions:
Investor Class:
Issued	19	3
Reinvestment of Dividends and Distributions	—	—
Redeemed	(4)	—
Total Institutional Class Share Transactions	15	3
Net Increase in Shares Outstanding	1,684	203

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding through each period For the six months ended April 30, 2015 (Unaudited) and the period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV U.S. Managed Volatility Fund
Institutional Class
2015*	$10.49	$0.10	$0.37	$0.47	$(0.05)	$—	$(0.05)	$10.91	4.50%	$20,396	0.55%	1.17%	1.94%	3%
2014**	10.00	0.07	0.42	0.49	—	—	—	10.49	4.90	2,098	0.55	6.96	1.95	3
Investor Class
2015*	$10.48	$0.10	$0.36	$0.46	$(0.04)	$—	$(0.04)	$10.90	4.45%	$204	0.80%	1.49%	1.81%	3%
2014**	10.00	0.06	0.42	0.48	—	—	—	10.48	4.80	36	0.80	7.18	1.80	3

*	For the first six months ended April 30, 2015. All ratios for the period have been annualized.

**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2015	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV U.S. Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2015, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Notes to Financial Statements April 30, 2015	(Unaudited)

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months

Notes to Financial Statements April 30, 2015	(Unaudited)

from inception of the Fund. As of April 30, 2015, the remaining amount still to be amortized for the Fund was $7,368.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management the (“Adviser”) and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $6,668 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25 % annually of the average daily net assets. For the six months ended April 30, 2015 the Fund incurred $260 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2015, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.45% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fees waivers and/or expense reimbursements to a maximum of 0.55% and 0.80% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2015, were as follows (000):

Purchases	$18,172
Sales	$451

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain loss or to paid-in-capital, as appropriate, in the period that the differences arise.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$20
Unrealized Appreciation	79

Total Distributable Earnings	$99

Notes to Financial Statements April 30, 2015	(Unaudited)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards under the new provision.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$19,877	$1,151	$(494)	$657

8.	Other:

At April 30, 2015, 89% of total shares outstanding for the Institutional Class were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2015, 95% of total shares outstanding for the Investor Class were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These were comprised of mostly individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs in dollars of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
LSV U.S. Managed Volatility Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,045.00	0.55%	$2.79
Investor Shares	1,000.00	1,044.50	0.80	4.06

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.07	0.55%	$2.76
Investor Shares	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the half year period ended).

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV US Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-008-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015